Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Accrued Expenses
Schedule of components of accrued expenses
	June 30,	September 30,
	2014	2014
Accrued payroll and personnel costs	$8,781	$8,756
Current portion of deferred rent	577	624
Other	1,386	1,397
Total accrued expenses	$10,744	$10,777

	Year ended June 30,
	2013	2014
Accrued payroll and personnel costs	$5,549	$8,781
Reseller fees	259	6
Current portion of deferred rent	230	577
Other	756	1,380
Total Accrued Expenses	$6,794	$10,744